REPORTING ENTITY (Details) $ in Millions		1 Months Ended
	Jul. 06, 2022	Sep. 30, 2022 COP ($)	Dec. 31, 2024 employee atm office correspondent
REPORTING ENTITY
Number of employees | employee			34,114
Number of banking correspondents | correspondent			34,786
Number of ATMs | atm			6,113
Number of offices | office			844
Nequi
REPORTING ENTITY
Percentage of operations to be operated as a digital bank	100.00%
Nequi
REPORTING ENTITY
Capital | $		$ 150,000
Nequi | Banca de Inversion Bancolombia S.A. Corporacion Financiera
REPORTING ENTITY
Participation percentage		94.99%
Nequi | Inversiones CFNS S.A.S.
REPORTING ENTITY
Participation percentage		5.01%